Other current assets (Tables)	6 Months Ended
Jun. 30, 2024
Other current assets.
Summary of other current assets

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Tax recoverable	6,713	7,078
Prepaid expenses	6,685	5,374
Other receivable of royalties	4,555	4,147
Advances and payments on account to vendors	3,793	4,486
Deposits of rental, utility and other	1,945	1,859
Other	1,796	2,706
Total other current assets	25,487	25,650